RETIREMENT-RELATED BENEFITS - Investment Strategy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Qualified PPP
Investment Policies And Strategies
Fair Value of plan assets	$ 51,405	$ 51,716
Qualified PPP | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	20.00%
Qualified PPP | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	70.00%
Qualified PPP | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Qualified PPP | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Qualified PPP | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 5,010
Commitments for future investments in private markets	2,142
Non-US Pension Plans
Investment Policies And Strategies
Fair Value of plan assets	$ 36,020	$ 35,748	$ 39,543
Non-US Pension Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-US Pension Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	25.00%
Non-US Pension Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	60.00%
Non-US Pension Plans | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-US Pension Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	12.00%